Land Use Rights, Net - Schedule of Future Amortization of Land Use Rights (Details) - Land Use Rights [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Land Use Rights, Net [Line Items]
2026	$ 296,312
2027	296,312
2028	296,312
2029	296,312
2030 and thereafter	11,932,772
Total	$ 13,118,020	$ 9,197,978